Document and Entity Information	12 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	Bon Natural Life Ltd
Entity Central Index Key	0001816815
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Emerging Growth Company	true
Entity Ex Transition Period	false